Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000251148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000251148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000251148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000251148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000251148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000251148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000251148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251149 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000251149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000251149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000251149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000251149 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251149 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251150 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251150 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251150 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000251150 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000251150 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251150 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251150 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000251150 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251150 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000251150 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000251150 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251151 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251151 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251151 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000251151 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000251151 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251151 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000251151 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251151 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251151 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000251151 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000251151 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%